united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)

Altegris/Crabel Multi-Strategy Fund

Class A (CMSAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris/Crabel Multi-Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-crabel-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.99%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Altegris/Crabel Multi-Strategy Fund
Altegris/Crabel Multi-Strategy Fund - with load
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg Global Aggregate Index
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
$10,783
$10,686
$10,237
$10,072
12/30/22
06/30/23
06/30/24

	Altegris/Crabel Multi-Strategy Fund	Altegris/Crabel Multi-Strategy Fund - with load	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index
12/30/22	$10,000	$9,425	$10,000	$10,000
06/30/23	$9,960	$9,387	$10,227	$10,143
06/30/24	$10,686	$10,072	$10,783	$10,237

Average Annual Total Returns

	6 months	1 Year	Since Inception (December 30, 2022)
Altegris/Crabel Multi-Strategy Fund
Without Load	7.43%	7.29%	4.53%
With Load	1.26%	1.10%	0.48%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	5.16%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,624,053
  Number of Portfolio Holdings188
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.5%
U.S. Government & Agencies	87.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
60.6%
Money Market Funds
8.7%
Other Assets in Excess of Liabilities
30.7%

Value	Value
Other Assets in Excess of Liabilities	30.7%
Money Market Funds	8.7%
U.S. Treasury Obligations	60.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.759%, 07/11/24	60.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Altegris/Crabel Multi-Strategy Fund - Class A (CMSAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-crabel-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CMSAX

Altegris/Crabel Multi-Strategy Fund

Class I (CMSIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Altegris/Crabel Multi-Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-crabel-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.74%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Altegris/Crabel Multi-Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg Global Aggregate Index
$108,000
$106,000
$104,000
$102,000
$100,000
$98,000
107,825
106,966
102,368
12/30/22
06/30/23
06/30/24

	Altegris/Crabel Multi-Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index
12/30/22	$100,000	$100,000	$100,000
06/30/23	99,800	102,269	101,431
06/30/24	106,966	107,825	102,368

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 30, 2022)
Altegris/Crabel Multi-Strategy Fund	7.53%	7.18%	4.60%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	5.16%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$3,624,053
  Number of Portfolio Holdings188
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.5%
U.S. Government & Agencies	87.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	30.7%
Money Market Funds	8.7%
U.S. Treasury Obligations	60.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.759%, 07/11/24	60.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Altegris/Crabel Multi-Strategy Fund - Class I (CMSIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-crabel-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CMSIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Financial Statements

Alteegris/Crabel Multi-Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jollla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 60.6%
	U.S. TREASURY BILLS — 60.6%
2,200,000	United States Treasury Bill (Cost $2,196,981)(a)	4.7591	07/11/24	$2,196,801

Shares
	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET FUNDS - 8.7%
313,038	First American Government Obligations Fund, Class X, 5.23% (Cost $313,038)(b)			313,038

	TOTAL INVESTMENTS - 69.3% (Cost $2,510,019)			$2,509,839
	OTHER ASSETS IN EXCESS OF LIABILITIES - 30.7%			1,114,214
	NET ASSETS - 100.0%			$3,624,053

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
3	CBOE Volatility Index Future(d)	07/17/2024	$42,068	$18
2	CBOE Volatility Index Future(d)	08/21/2024	29,880	320
6	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	1,656,451	4,963
2	CME Live Cattle Future(d)	10/31/2024	147,900	940
1	CME Live Cattle Future(d)	03/03/2025	75,110	(450)
2	CME Yen Denominated Nikkei 225 Index Future	09/13/2024	247,349	5,877
1	Cocoa Future(d)	09/13/2024	80,447	(2,707)
1	COMEX E-Micro Gold Futures(d)	08/29/2024	23,396	(406)
6	Eurex EURO STOXX Banks Index Future	09/23/2024	44,205	(283)
4	Eurex Stoxx Europe 600 Futures	09/23/2024	110,166	(1,190)
2	Euro-BTP Italian Bond Futures	09/09/2024	247,006	(1,714)
3	Euronext CAC 40 Index Future	07/22/2024	240,787	(4,431)
1	Euronext Rapeseed Future(d)	07/31/2024	25,562	399
1	HKG Mini Hang Seng China Enterprise Index Future	07/31/2024	8,023	(80)
1	ICE Brent Crude Oil Future(d)	08/30/2024	84,190	260
1	ICE Gas Oil Future(d)	08/12/2024	78,400	(925)
1	ICE US MSCI Emerging Markets EM Index Futures	09/23/2024	54,410	95
3	IFSC NIFTY 50 Index Futures	07/26/2024	144,837	1,778
4	KFE 10 Year Treasury Bond Future	09/16/2024	332,381	171
17	KFE 3 Year Treasury Bond Future	09/16/2024	1,296,526	(5)
1	Kospi 200 Mini Futures	07/12/2024	13,926	240
1	MDE Crude Palm Oil Future(d)	09/16/2024	20,752	32
2	MDE Crude Palm Oil Future(d)	10/16/2024	41,387	(57)
1	MDE Crude Palm Oil Future(d)	11/18/2024	20,683	5
1	MDE Kuala Lumpur Composite Index Future	08/01/2024	16,920	84

See accompanying consolidated notes to financial statements.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	Montreal Exchange 10 Year Canadian Bond Future	09/19/2024	$87,757	$(810)
4	NYMEX Henry Hub Natural Gas Futures(d)	07/29/2024	104,040	(10,080)
2	NYMEX Light Sweet Crude Oil Future(d)	07/22/2024	163,080	910
1	NYMEX Light Sweet E-mini Crude Oil Future(d)	07/22/2024	40,770	(18)
1	NYMEX Platinum Future(d)	10/30/2024	50,705	(110)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	08/30/2024	103,782	361
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	10/01/2024	95,911	(626)
2	OML Stockholm OMXS30 Index Future	07/22/2024	48,656	196
2	OSE Gold Future(d)	04/25/2025	149,938	6,293
2	OSE Platinum Future(d)	04/25/2025	32,114	676
1	Robusta Coffee 10-Tonne Future(d)	09/25/2024	40,110	(770)
1	SAFEX FTSE/JSE Top 40 Index Future	09/20/2024	40,529	283
2	SGX MSCI Singapore Index Future	07/31/2024	46,661	468
3	TSE Mini Topix Future	09/13/2024	52,413	1,088
3	WSE WIG20 Index Future	09/23/2024	37,982	986
	TOTAL FUTURES CONTRACTS			$1,781

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
5	3 Month Euro Euribor Future	03/17/2025	$1,297,670	$3,938
1	3 Month Euro Euribor Future	06/15/2026	260,779	227
1	Carbon Emissions Future(d)	12/16/2024	72,276	565
8	CBOT 10 Year US Treasury Note Future	09/20/2024	879,875	2,546
9	CBOT 2 Year US Treasury Note Future	10/01/2024	1,837,968	(4,203)
5	CBOT 5 Year US Treasury Note Future	10/01/2024	532,891	(1,946)
2	CBOT Corn Future(d)	05/15/2025	44,425	2,375
2	CBOT Corn Future(d)	12/13/2024	42,075	4,388
3	CBOT Soybean Future(d)	01/15/2025	167,700	7,350
3	CBOT Soybean Future(d)	11/14/2024	165,600	2,250
1	CBOT Soybean Meal Future(d)	01/15/2025	33,660	940
1	CBOT Soybean Oil Future(d)	12/13/2024	26,274	354
1	CBOT Soybean Oil Future(d)	01/15/2025	26,286	294
1	CBOT US Treasury Bond Futures	09/20/2024	118,313	(594)
3	CBOT Wheat Future(d)	09/13/2024	86,024	(987)
2	CBOT Wheat Future(d)	12/13/2024	59,700	(412)
4	CME Canadian Dollar Currency Future	09/18/2024	292,800	5
1	CME E-mini Russell 2000 Index Futures	09/23/2024	103,250	170
4	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	1,104,300	1,750
1	CME Euro Foreign Exchange Currency Future	09/17/2024	134,400	1,100
1	CME New Zealand Dollar Currency Future	09/17/2024	60,950	35
1	COMEX Silver Future(d)	09/27/2024	147,800	(3,025)
2	Eurex 10 Year Euro BUND Future	09/09/2024	281,993	(302)
8	Eurex 2 Year Euro SCHATZ Future	09/09/2024	905,838	(4,025)
2	Eurex 5 Year Euro BOBL Future	09/09/2024	249,470	(1,980)
1	Euronext Milling Wheat Future(d)	09/10/2024	12,038	402
6	EUX Short term Euro-BTP Futures	09/09/2024	674,944	(71)

See accompanying consolidated notes to financial statements.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	French Government Bond Futures	09/09/2024	$791,344	$1,472
1	FTSE 100 Index Future	09/23/2024	103,809	1,213
1	KCBT Hard Red Winter Wheat Future(d)	09/16/2024	29,313	362
1	KCBT Hard Red Winter Wheat Future(d)	12/16/2024	30,163	3,262
1	LME Lead Forward USD Future(d)	09/16/2024	55,709	(2,396)
3	Long Gilt Future	09/27/2024	370,018	(2,239)
1	MEFF Madrid IBEX 35 Index Future	07/22/2024	116,508	428
1	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	23,061	(1,064)
1	One-Month SOFR Futures	12/02/2024	395,469	146
1	OSE Nikkei 225 Index Future	09/13/2024	246,043	(1,367)
5	SFE 3 Year Australian Bond Future	09/17/2024	351,710	2,422
1	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2025	659,815	286
2	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Future(d)	09/03/2024	21,270	(100)
4	SGX FTSE China A50 Futures Contract Future	07/31/2024	47,608	105
1	SGX Nikkei 225 Stock Index Future	09/13/2024	123,115	(870)
10	TEF SET50 Index Future	09/30/2024	43,734	367
3	Three-Month SOFR Futures	06/17/2025	715,763	50
3	Ultra 10-Year US Treasury Note Futures	09/20/2024	340,594	(3,430)
1	Ultra U.S. Treasury Bond Futures	09/20/2024	125,344	1,531
1	WCE Canola Future(d)	01/15/2025	9,281	159
2	WCE Canola Future(d)	11/15/2024	18,333	590
	TOTAL FUTURES CONTRACTS			$12,071

	TOTAL FUTURES CONTRACTS			$13,852

See accompanying consolidated notes to financial statements.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Euro	07/01/2024	JP Morgan	250,000	$267,810	$207
Hungarian Forints	07/01/2024	JP Morgan	37,182,482	100,823	190
Japanese Yen	07/01/2024	JP Morgan	12,509,331	77,762	(72)
New Zealand Dollar	07/01/2024	JP Morgan	100,000	60,916	(15)
South Korean Won	07/01/2024	JP Morgan	1,836,561	1,331	1
New Zealand Dollar	07/02/2024	JP Morgan	100,000	60,916	171
Indian Rupee	07/03/2024	JP Morgan	23,794	285	—
South Korean Won	07/03/2024	JP Morgan	413,506,889	299,787	(213)
Indian Rupee	07/05/2024	JP Morgan	21,916,542	262,760	625
South Korean Won	07/05/2024	JP Morgan	277,079,155	200,891	891
Taiwanese Dollar	07/05/2024	JP Morgan	3,235,373	99,488	(512)
Indian Rupee	07/08/2024	JP Morgan	11,193,066	134,187	198
Australian Dollar	07/10/2024	JP Morgan	500,000	333,589	154
British Pound	07/10/2024	JP Morgan	187,500	237,032	(1,752)
Canadian Dollar	07/10/2024	JP Morgan	1,300,000	950,326	825
Euro	07/10/2024	JP Morgan	1,750,000	1,875,396	(14,309)
Hungarian Forints	07/10/2024	JP Morgan	108,073,620	292,957	(7,043)
Indian Rupee	07/10/2024	JP Morgan	8,390,213	100,582	202
Israeli Shekel	07/10/2024	JP Morgan	371,670	98,477	(1,523)
Japanese Yen	07/10/2024	JP Morgan	50,000,000	311,208	(7,227)
Mexican Peso	07/10/2024	JP Morgan	1,500,000	81,884	(6,060)
New Zealand Dollar	07/10/2024	JP Morgan	500,000	304,580	(2,112)
Norwegian Krone	07/10/2024	JP Morgan	1,067,443	100,006	6
Polish Zloty	07/10/2024	JP Morgan	785,733	195,191	(4,809)
Singapore Dollar	07/10/2024	JP Morgan	134,801	99,454	(546)
South African Rand	07/10/2024	JP Morgan	3,706,845	203,604	3,604
Swiss Franc	07/10/2024	JP Morgan	250,000	278,570	156
South Korean Won	07/12/2024	JP Morgan	138,872,900	100,710	710
South Korean Won	07/17/2024	JP Morgan	136,671,919	99,130	(870)
South Korean Won	07/18/2024	JP Morgan	417,240,987	302,639	2,640
				$7,532,291	$(36,483)

To Sell:
Euro	07/01/2024	JP Morgan	250,000	$267,809	$(484)
Hungarian Forints	07/01/2024	JP Morgan	37,182,482	100,823	(823)
Japanese Yen	07/01/2024	JP Morgan	12,500,000	77,704	(49)
New Zealand Dollar	07/01/2024	JP Morgan	100,000	60,916	(90)
Canadian Dollar	07/02/2024	JP Morgan	200,000	146,176	(45)
Hungarian Forints	07/02/2024	JP Morgan	36,899,382	100,055	(55)
Japanese Yen	07/02/2024	JP Morgan	12,500,000	77,705	(11)
Indian Rupee	07/03/2024	JP Morgan	23,770	285	—
South Korean Won	07/03/2024	JP Morgan	412,482,113	299,044	956
Indian Rupee	07/05/2024	JP Morgan	21,868,111	262,179	(43)
South Korean Won	07/05/2024	JP Morgan	273,623,940	198,386	1,614
Taiwanese Dollar	07/05/2024	JP Morgan	3,234,300	99,455	545
Indian Rupee	07/08/2024	JP Morgan	11,197,970	134,246	(257)

See accompanying consolidated notes to financial statements.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Australian Dollar	07/10/2024	JP Morgan	400,000	$266,871	$(2,071)
British Pound	07/10/2024	JP Morgan	62,500	79,011	835
Canadian Dollar	07/10/2024	JP Morgan	1,500,000	1,096,530	(455)
Chinese Yuan	07/10/2024	JP Morgan	2,897,934	399,423	577
Euro	07/10/2024	JP Morgan	2,000,000	2,143,308	18,190
Hungarian Forints	07/10/2024	JP Morgan	36,962,514	100,195	(195)
Indian Rupee	07/10/2024	JP Morgan	8,379,173	100,449	(69)
Israeli Shekel	07/10/2024	JP Morgan	371,837	98,521	1,479
Japanese Yen	07/10/2024	JP Morgan	62,500,000	389,011	11,048
Mexican Peso	07/10/2024	JP Morgan	2,000,000	109,179	2,374
New Zealand Dollar	07/10/2024	JP Morgan	600,000	365,496	2,016
Norwegian Krone	07/10/2024	JP Morgan	2,112,289	197,894	2,106
Polish Zloty	07/10/2024	JP Morgan	395,095	98,149	1,851
Singapore Dollar	07/10/2024	JP Morgan	405,333	299,049	951
South African Rand	07/10/2024	JP Morgan	3,713,756	203,983	(3,983)
Swedish Krona	07/10/2024	JP Morgan	2,124,656	200,579	(579)
South Korean Won	07/12/2024	JP Morgan	137,468,863	99,692	308
South Korean Won	07/17/2024	JP Morgan	138,835,869	100,699	(699)
Indian Rupee	07/18/2024	JP Morgan	300,163	3,598	(8)
South Korean Won	07/18/2024	JP Morgan	415,353,237	301,269	(1,269)
Taiwanese Dollar	07/24/2024	JP Morgan	3,233,247	99,493	507
Indian Rupee	07/25/2024	JP Morgan	21,930,272	262,823	(687)
Indian Rupee	07/26/2024	JP Morgan	13,476,277	161,503	(263)
Indian Rupee	07/31/2024	JP Morgan	6,109,974	73,216	(182)
South Korean Won	07/31/2024	JP Morgan	416,961,569	302,561	(2,561)
				$9,377,285	$30,479

Total					$(6,004)

See accompanying consolidated notes to financial statements.

ALTEGRIS/CRABEL MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FOREIGN CURRENCY EXCHANGE CONTRACTS (Continued)

				Local Currency				Unrealized
		Settlement		Amount	Local Currency	U.S. Dollar Market	U.S. Dollar Market	Appreciation/
Foreign Currency		Date	Counterparty	Purchased	Amount Sold	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Japanese Yen	New Zealand Dollar	7/1/2024	JP Morgan	19,558,310	200,000	121,581	(121,832)	$(251)
New Zealand Dollar	Japanese Yen	7/1/2024	JP Morgan	200,000	19,567,642	121,832	(121,639)	193
British Pound	Japanese Yen	7/2/2024	JP Morgan	125,000	25,376,722	158,014	(157,751)	263
Australian Dollar	British Pound	7/10/2024	JP Morgan	237,608	125,000	158,526	(158,021)	505
Australian Dollar	Canadian Dollar	7/10/2024	JP Morgan	800,000	725,670	533,740	(530,480)	3,260
Australian Dollar	Euro	7/10/2024	JP Morgan	407,505	250,000	271,877	(267,914)	3,963
Australian Dollar	Japanese Yen	7/10/2024	JP Morgan	200,000	20,665,980	133,435	(128,629)	4,806
Australian Dollar	New Zealand Dollar	7/10/2024	JP Morgan	800,000	869,341	533,740	(529,568)	4,172
British Pound	Australian Dollar	7/10/2024	JP Morgan	500,000	959,704	632,085	(640,290)	(8,205)
British Pound	Euro	7/10/2024	JP Morgan	510,743	600,000	645,666	(642,991)	2,675
British Pound	Swiss Franc	7/10/2024	JP Morgan	125,000	141,504	158,021	(157,676)	345
Canadian Dollar	Japanese Yen	7/10/2024	JP Morgan	200,000	22,780,738	146,204	(141,792)	4,412
Euro	Australian Dollar	7/10/2024	JP Morgan	250,000	408,186	267,914	(272,332)	(4,418)
Euro	British Pound	7/10/2024	JP Morgan	100,000	85,235	107,165	(107,751)	(586)
Euro	Canadian Dollar	7/10/2024	JP Morgan	125,000	185,576	133,957	(135,660)	(1,703)
Euro	Japanese Yen	7/10/2024	JP Morgan	100,000	17,083,435	107,165	(106,330)	835
Euro	Norwegian Krone	7/10/2024	JP Morgan	500,000	5,719,518	535,828	(535,846)	(18)
Euro	Polish Zloty	7/10/2024	JP Morgan	100,000	436,526	107,165	(108,442)	(1,277)
Euro	Swiss Franc	7/10/2024	JP Morgan	500,000	489,571	535,827	(545,521)	(9,694)
Japanese Yen	New Zealand Dollar	7/10/2024	JP Morgan	58,197,622	600,000	362,232	(365,496)	(3,264)
Japanese Yen	Swiss Franc	7/10/2024	JP Morgan	43,361,475	250,000	269,890	(278,571)	(8,681)
New Zealand Dollar	Australian Dollar	7/10/2024	JP Morgan	1,293,322	1,200,000	787,842	(800,610)	(12,768)
New Zealand Dollar	Japanese Yen	7/10/2024	JP Morgan	600,000	58,301,328	365,496	(362,879)	2,617
Norwegian Krone	Euro	7/10/2024	JP Morgan	2,874,728	250,000	269,325	(267,914)	1,411
Norwegian Krone	Swedish Krona	7/10/2024	JP Morgan	1,500,000	1,492,058	140,532	(140,858)	(326)
Polish Zloty	Euro	7/10/2024	JP Morgan	426,432	100,000	105,934	(107,165)	(1,231)
Swedish Krona	Euro	7/10/2024	JP Morgan	1,411,559	125,000	133,259	(133,957)	(698)
Swedish Krona	Norwegian Krone	7/10/2024	JP Morgan	2,494,910	2,500,000	235,534	(234,219)	1,315
Swiss Franc	Euro	7/10/2024	JP Morgan	598,029	625,000	666,372	(669,785)	(3,414)
Swiss Franc	Japanese Yen	7/10/2024	JP Morgan	250,000	43,169,898	278,571	(268,698)	9,873
				138,347,243	225,283,632	$9,024,729	$9,040,617	$(15,889)

Total								$(21,893)

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	This investment is a holding of the Altegris/Crabel CFC.

See accompanying consolidated notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2024

ASSETS
Investment in securities, at cost	$2,510,019
Investment in securities, at value	$2,509,839
Cash	1,861
Deposit with broker for futures	1,106,020
Unrealized appreciation on futures	67,525
Unrealized appreciation on forward foreign currency exchange contracts	96,582
Due from advisor	16,309
Dividends and interest receivable	1,223
Prepaid expenses and other assets	25,959
TOTAL ASSETS	3,825,318

LIABILITIES
Unrealized depreciation on futures	53,673
Unrealized depreciation on forward foreign currency exchange contracts	118,475
Payable to related parties	180
Distribution fees (12b-1) payable	4
Accrued expenses and other liabilities	28,933
TOTAL LIABILITIES	201,265
NET ASSETS	$3,624,053

Net Assets Consist Of:
Paid-in capital	$3,453,515
Accumulated earnings	170,538
NET ASSETS	$3,624,053
Class A Shares:
Net Assets	$17,192
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,652
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.41
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.05

Class I Shares:
Net Assets	$3,606,861
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	346,245
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.42

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	On investments of $25,000 or more, the sales load is reduced.

See accompanying consolidated notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Interest	$86,971
TOTAL INVESTMENT INCOME	86,971

EXPENSES
Investment advisory fees	27,017
Distribution (12b-1) fees:
Class A	14
Audit fees	22,661
Registration fees	21,717
Transfer agent fees	18,624
Administrative services fees	18,513
Legal fees	11,150
Trustees fees and expenses	9,304
Accounting services fees	8,768
Compliance officer fees	6,013
Custodian fees	4,766
Third party administrative services fees	3,198
Printing	2,531
Insurance expense	1,444
Interest expense	80
Other expenses	1,756
TOTAL EXPENSES	157,556

Less: Fees and expenses waived by the Advisor	(126,126)
NET EXPENSES	31,430

NET INVESTMENT INCOME	55,541

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES, AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Net realized gain/(loss) from:
Futures	246,820
Foreign currency transactions	(44,473)
202,347
Net change in unrealized appreciation/(depreciation) from:
Investments	(844)
Futures	(51,653)
Foreign currency translational	49,201
(3,296)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS	199,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,592

See accompanying consolidated notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31, 2023*
	(Unaudited)
FROM OPERATIONS
Net investment income	$55,541	$51,611
Net realized gain/(loss) from investments, futures, and forward foreign currency exchange contracts	202,347	(49,604)
Net change in unrealized depreciation on investments, futures, and forward foreign currency exchange contracts	(3,296)	(4,948)
Net increase/(decrease) in net assets resulting from operations	254,592	(2,941)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	— (1)
Class I	—	(90,855)
Net decrease in net assets from distributions to shareholders	—	(90,855)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold :
Class A	17,105	10
Class I	33,172	3,514,200
Net asset value of shares issued in reinvestment of distributions:
Class A	—	—
Class I	—	90,855
Payments for shares redeemed:
Class A	—	—
Class I	(164,226)	(27,859)
Net increase/(decrease) in net assets from capital share transactions	(113,949)	3,577,206

TOTAL INCREASE IN NET ASSETS	140,643	3,483,410

NET ASSETS
Beginning of Year	3,483,410	—
End of Year/Period	$3,624,053	$3,483,410

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	1,651	1
Net increase in shares outstanding	1,651	1

Class I
Shares Sold	3,257	353,072
Shares Reinvested	—	9,309
Shares Redeemed	(16,532)	(2,861)
Net increase/(decrease) in shares outstanding	(13,275)	359,520

*	Altgeris/Crabel Multi Strategy Fund Inception date December 30, 2022. Commencement of operations January 2, 2023

(1)	Distribution rounds to less than $1

See accompanying consolidated notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding For the Year/Period

	Class A			Class I
	Six Months Ended		Year Ended	Six Months Ended		Year Ended
	June 30,		December 31,	June 30,		December 31,
	2024		2023*	2024		2023*
	(Unaudited)			(Unaudited)
Net asset value, beginning of year/period	$9.69		$10.00	$9.69		$10.00
Income/(loss) from investment operations:
Net investment income (1)	0.13		0.26	0.16		0.29
Net realized and unrealized gain/(loss) on investments	0.59		(0.31)	0.57		(0.34)
Total income/(loss) from investment operations	0.72		(0.05)	0.73		(0.05)
Less distributions from:
Net investment income	—		(0.26)	—		(0.26)
Total distributions	—		(0.26)	—		(0.26)
Net asset value, end of year/period	$10.41		$9.69	$10.42		$9.69
Total return (2)	7.43	% (6)	(0.53)%	7.53	% (6)	(0.53)%
Net assets, at end of year/period (000s)	$17		$0 (4)	$3,607		$3,483
Ratios/Supplemental Data:
Ratios to average net assets (including interest expense):
Expenses, before waiver and reimbursement (5)	8.82	% (7)	18.10%	8.72	% (7)	17.85%
Expenses, after waiver and reimbursement (3,5)	1.99	% (7)	0.70%	1.74	% (7)	1.22%
Ratio of net investment income to average net assets	2.49	% (7)	2.60%	3.08	% (7)	2.88%
Portfolio Turnover Rate	0	% (6)	0%	0	% (6)	0%

*	Altgeris/Crabel Multi Strategy Fund Inception date December 30, 2022. Commencement of operations January 2, 2023

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges assumes reinvestment of all distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Represents less than $1,000.

(5)	Ratios to average net assets (excluding interest expense):

Expenses, before waiver and reimbursement	8.82	% (7)	18.10%	8.72	% (7)	17.85%
Expenses, after waiver and reimbursement	1.99	% (7)	0.70%	1.74	% (7)	1.22%

(6)	Not annualized.

(7)	Annualized.

See accompanying consolidated notes to financial statements.

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

Altegris/Crabel Multi-Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 30, 2022 and seeks long term capital appreciation by allocating its assets among multiple investment strategies with a goal of delivering an “all weather” solution that has the potential to provide positive returns in all market environments.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and are subject to 12b-1. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of June 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$2,196,801	$—	$2,196,801
Short-Term Investments	313,038	—	—	313,038
Derivatives
Futures Contract	67,525	—	—	67,525
Forward Foreign Currency Exchange Contracts	—	96,582	—	96,582
Total Assets	$380,563	$2,293,383	$—	$2,673,946
Liabilities*
Derivatives
Futures Contract	$53,673	$—	$—	$53,673
Forward Foreign Currency Exchange Contracts	—	118,475	—	118,475
Total Liabilities	$53,673	$118,475	$—	$172,148

*	Refer to the Consolidated Schedule of Investments for classifications.

The Fund did not hold any Level 3 securities as of June 30, 2024.

Consolidation of Subsidiary – The consolidated financial statements include the accounts of ACMS Fund Limited (“ACMS” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds investment objectives and policies. As of June 30, 2024 the Fund had net assets of $349,115 invested in ACMS representing 9.63% of the net assets of the Fund.

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a controlled foreign corporation which generates no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended December 31, 2023, or expected to be taken in the Fund’s December 31, 2024, year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2024 were as follows:

Purchases	Sales
$—	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the consolidated financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Portfolio of Investments.

Derivatives Risk: Futures, options, options on futures, swaps and structured notes involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of the Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with the Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency exchange contracts in the Statements of Operations.

Futures Contracts – The Fund is subject to equity risk, interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, and foreign exchange rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2024:

Location on the Statement of Assets and Liabilities

Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation on futures
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts
Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2024:

Asset Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$20,429	$12,789	$1,140	$33,167	$67,525
Forward Foreign Currency Exchange Contracts	—	—	96,582	—	96,582
	$20,429	$12,789	$97,722	$33,167	$164,107

Liability Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$6,748	$22,792	$—	$24,133	$53,673
Forward Foreign Currency Exchange Contracts	—	—	118,475	—	118,475
	$6,748	$22,792	$118,475	$24,133	$172,148

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Futures Contracts Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on Investments, Futures, and Forward Foreign Currency Exchange Contracts

Net change unrealized appreciation/(depreciation) on Investments, Futures, and Forward Foreign Currency Exchange Contracts

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2024:

Realized gain (loss) on derivatives recognized in the Statement of Operations
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$272,053	$11,809	$(20,706)	$(16,336)	$246,820
Forward Foreign Currency Exchange Contracts	—	—	(44,473)	—	(44,473)
	$272,053	$11,809	$(65,179)	$(16,336)	$202,347

Changes in unrealized appreciation (depriciation) on derivatives recognized in the Statement of Operations
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$(55,089)	$11,056	$1,138	$(8,758)	$(51,653)
Forward Foreign Currency Exchange Contracts	—	—	49,201	—	49,201
	$(55,089)	$11,056	$50,339	$(8,758)	$(2,452)

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The notional value of the derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Consolidated Statements of Assets and Liabilities as of June 30, 2024:

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets
				and Liabilities
Assets:
		Amounts Offset in the	Net Amounts of Assets
		Consolidated	Presented in the
	Gross Amounts of	Statements of Assets	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	and Liabilities	of Assets and Liabilities	Instruments	Received (1)	Net Amount
Forward Foreign Currency Exchange Contracts	$96,582	$—	$96,582	$(96,582)	$—	$—
	$96,582	$—	$96,582	$(96,582)	$—	$—

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets
				and Liabilities
Liabilities:
		Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of	Consolidated	Presented in the
	Recognized	Statements of Assets	Consolidated Statements	Financial	Cash Collateral
	Liabilities	and Liabilities	of Assets and Liabilities	Instruments	Pledged (1)	Net Amount
Forward Foreign Currency Exchange Contracts	$118,475	$—	$118,475	$(96,582)	$(21,893)	$—
	$118,475	$—	$118,475	$(96,582)	$(21,893)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by Crabel Capital Management, LLC as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.50%. Pursuant to the investment advisory agreement, the Advisor earned $27,017 for the six months ended June 30, 2024.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.99% and 1.74% through August 31, 2025 of the daily average net assets attributable to Class A and Class I shares, respectively. For the six months ended June 30, 2024, the Advisor waived $126,126 of advisory fees and expenses.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2026	$288,909

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2024, pursuant to the Plan, Class A shares paid the amount of $14.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. During the six months ended June 30, 2024, for Class A shares, the Distributor received $0 in underwriting commissions for sales of the Fund, of which $0 was retained by the principal underwriter for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
Cost for Federal	Unrealized	Unrealized	Appreciation/
Tax Purposes	Appreciation	Depreciation	(Depreciation)
$2,495,564	$178,562	$(172,328)	$6,234

Altegris/Crabel Multi-Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:

Fiscal Year Ended
December 31, 2023
Ordinary Income	$90,855
Long-Term Capital Gain	—
Return of Capital	—
$90,855

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$11,344	$—	$(118,573)	$—	$(6,100)	$29,275	$(84,054)

The difference between book basis and tax basis undistributed net investment income, and unrealized appreciation from investments is primarily attributable to the mark-to-market on open Section 1256 and foreign currency contracts and tax adjustments for the Fund’s holding in ACMS Fund Limited.

The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $417.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $ 118,573.

Permanent book and tax differences, primarily attributable to the Fund’s holding in ACMS Fund Limited, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2023, as follows:

Paid In	Accumulated
Capital	Deficit
$(9,742)	$9,742

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30,2024, Charles Schwab and Co. Inc. was the record owner of 40.82% of the Fund’s outstanding shares. Charles Schwab and Co. Inc. may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab and Co. Inc. may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/Crabel Multi-Strategy Fund
SUB-ADVISOR
Crabel Capital Management, LLC
1999 Avenue of the Stars, Suite 2550
Los Angeles, CA 90067

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/5/2024